Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 844	$ 806	$ 1,783	$ 1,481
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	120	30	196	47
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	210	358	606	616
External Customers
Disaggregation of Revenue [Line Items]
Revenue	652	644	1,467	1,179
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	192	162	316	302
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	330	388	802	663
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	240	294	681	474
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	90	94	121	189
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	514	418	981	818
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	412	350	786	705
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 102	$ 68	$ 195	$ 113